SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	Dec. 31, 2025
Buildings
Property, Plant and Equipment [Line Items]
Useful life	15 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Useful life	5 years
Equipment and Software | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Equipment and Software | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years